Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Communication Services (2.1%)
*	Vonage Holdings Corp.	689,533	8,164
	Cogent Communications Holdings Inc.	130,685	7,645
*	Iridium Communications Inc.	305,179	6,540
	Scholastic Corp.	86,975	2,878
	Gannett Co. Inc.	358,181	2,815
	EW Scripps Co. Class A	176,539	2,687
	Marcus Corp.	67,220	2,350
	ATN International Inc.	34,205	2,001
*	QuinStreet Inc.	122,200	1,873
	New Media Investment Group Inc.	169,028	1,560
*	TechTarget Inc.	68,068	1,286
*	Care.com Inc.	82,282	1,176
*	Cincinnati Bell Inc.	158,514	1,015
^	Consolidated Communications Holdings Inc.	224,470	898
	Spok Holdings Inc.	55,710	861
*,^ Frontier Communications Corp.		325,382	612
			44,361
Consumer Discretionary (13.9%)
	Strategic Education Inc.	67,985	11,965
*	TopBuild Corp.	108,691	8,616
	Monro Inc.	103,462	8,247
	Wolverine World Wide Inc.	286,103	7,994
	Lithia Motors Inc. Class A	69,829	7,971
*	Fox Factory Holding Corp.	118,822	7,963
*,^ iRobot Corp.		86,909	7,571
*	Dorman Products Inc.	90,806	7,415
	Steven Madden Ltd.	244,247	7,391
	Wingstop Inc.	91,671	7,304
	LCI Industries	77,683	6,438
	Dave & Buster's Entertainment Inc.	114,324	5,687
*	Meritage Homes Corp.	112,279	5,625
	Bloomin' Brands Inc.	284,700	5,498
	Core-Mark Holding Co. Inc.	143,196	5,281
	Dine Brands Global Inc.	54,969	5,190
*	Shutterfly Inc.	106,693	5,066
*	Shake Shack Inc. Class A	81,482	4,999
*,^ RH		58,275	4,962
	MDC Holdings Inc.	153,665	4,830
	Children's Place Inc.	50,570	4,686
	La-Z-Boy Inc.	145,528	4,685
*	Asbury Automotive Group Inc.	61,053	4,530
	Cooper Tire & Rubber Co.	156,212	4,308
*	Kontoor Brands Inc.	145,100	4,251
*	Career Education Corp.	218,555	4,102
	Callaway Golf Co.	278,160	4,089
*	Crocs Inc.	208,485	4,028
*,^ LGI Homes Inc.		58,363	3,980
*	Gentherm Inc.	105,555	3,946
	Group 1 Automotive Inc.	54,544	3,938
*	Cavco Industries Inc.	26,775	3,845
	Oxford Industries Inc.	53,063	3,780
*	Garrett Motion Inc.	232,056	3,569
	Abercrombie & Fitch Co.	206,209	3,567
*	American Axle & Manufacturing Holdings Inc.	350,189	3,540
	Big Lots Inc.	125,469	3,463
*	Installed Building Products Inc.	65,615	3,375
*	G-III Apparel Group Ltd.	131,057	3,372
*	Rent-A-Center Inc.	140,575	3,354
*	Sleep Number Corp.	95,646	3,329
	Office Depot Inc.	1,695,307	3,323
	Designer Brands Inc. Class A	179,900	3,254
	Winnebago Industries Inc.	91,113	2,928
	BJ's Restaurants Inc.	65,801	2,756
	Sturm Ruger & Co. Inc.	54,556	2,712

	Standard Motor Products Inc.	62,915	2,666
	Guess? Inc.	156,691	2,534
	Caleres Inc.	134,158	2,530
^	GameStop Corp. Class A	319,899	2,425
*	Genesco Inc.	53,604	2,411
*	M/I Homes Inc.	85,696	2,346
*	Boot Barn Holdings Inc.	88,995	2,325
*	Century Communities Inc.	85,396	2,280
	Shutterstock Inc.	57,933	2,205
	Ruth's Hospitality Group Inc.	88,666	2,028
*	Cooper-Standard Holdings Inc.	50,474	1,951
*	William Lyon Homes Class A	102,057	1,892
*	Regis Corp.	94,615	1,764
*	Stamps.com Inc.	51,612	1,731
*	Universal Electronics Inc.	43,360	1,708
	Ethan Allen Interiors Inc.	77,191	1,638
*	Monarch Casino & Resort Inc.	37,195	1,601
*	American Public Education Inc.	51,697	1,447
*	Fossil Group Inc.	143,618	1,406
*	Conn's Inc.	76,927	1,381
*	Vista Outdoor Inc.	178,690	1,371
^	Buckle Inc.	88,325	1,329
	Movado Group Inc.	51,292	1,321
	Sonic Automotive Inc. Class A	74,716	1,302
*	Hibbett Sports Inc.	57,540	1,273
	Chico's FAS Inc.	367,001	1,237
*	Zumiez Inc.	59,178	1,171
*	Chuy's Holdings Inc.	52,471	1,161
^	PetMed Express Inc.	64,970	1,135
*	MarineMax Inc.	70,953	1,105
*	Fiesta Restaurant Group Inc.	73,454	1,042
	Haverty Furniture Cos. Inc.	59,404	1,034
*	Motorcar Parts of America Inc.	58,292	1,032
*	Red Robin Gourmet Burgers Inc.	40,269	1,030
	Cato Corp. Class A	70,584	875
*,^ Lumber Liquidators Holdings Inc.		89,892	862
*,^ JC Penney Co. Inc.		996,740	847
*	Unifi Inc.	44,876	846
	Tailored Brands Inc.	157,764	830
^	Shoe Carnival Inc.	31,605	812
	Barnes & Noble Inc.	180,858	794
*	El Pollo Loco Holdings Inc.	69,794	731
*	Vera Bradley Inc.	65,064	713
*	Express Inc.	210,326	633
*	Ascena Retail Group Inc.	536,319	563
	Tile Shop Holdings Inc.	123,066	514
*	Liquidity Services Inc.	83,892	472
*	Barnes & Noble Education Inc.	116,129	368
	Superior Industries International Inc.	73,896	273
*	Nautilus Inc.	89,715	241
*	Kirkland's Inc.	47,955	193
*	Vitamin Shoppe Inc.	48,423	181
			300,283
Consumer Staples (3.5%)
*	Darling Ingredients Inc.	514,708	9,728
	J&J Snack Foods Corp.	46,968	7,555
	WD-40 Co.	43,215	6,756
*	Avon Products Inc.	1,380,212	5,190
	Medifast Inc.	37,052	4,778
^	B&G Foods Inc.	205,736	4,516
	Universal Corp.	78,297	4,425
	Coca-Cola Consolidated Inc.	14,478	4,372
^	Calavo Growers Inc.	49,011	4,286
	Inter Parfums Inc.	54,240	3,514
	Cal-Maine Foods Inc.	94,766	3,508
*	Central Garden & Pet Co. Class A	128,481	3,285
^	MGP Ingredients Inc.	39,701	2,390
*	Chefs' Warehouse Inc.	72,394	2,293
	Andersons Inc.	81,996	2,228
	John B Sanfilippo & Son Inc.	27,339	2,095
*	United Natural Foods Inc.	161,380	1,638

	SpartanNash Co.	113,156	1,306
*	Central Garden & Pet Co.	31,996	901
*	Seneca Foods Corp. Class A	20,712	512
	Dean Foods Co.	291,340	320
			75,596
Energy (3.7%)
*	PDC Energy Inc.	206,579	6,305
*	Whiting Petroleum Corp.	285,135	5,241
*	Dril-Quip Inc.	113,801	4,694
*	ProPetro Holding Corp.	232,427	4,514
	Archrock Inc.	407,213	3,612
*	SRC Energy Inc.	761,719	3,611
*	Oil States International Inc.	189,100	3,147
	DMC Global Inc.	44,351	3,000
*	Helix Energy Solutions Group Inc.	436,722	2,952
*	Carrizo Oil & Gas Inc.	266,609	2,714
*	Gulfport Energy Corp.	463,515	2,535
	Nabors Industries Ltd.	1,021,932	2,412
	US Silica Holdings Inc.	228,822	2,375
*	C&J Energy Services Inc.	191,249	2,264
*	CONSOL Energy Inc.	86,102	2,258
*	SEACOR Holdings Inc.	53,987	2,246
*	Denbury Resources Inc.	1,433,476	2,064
*	Newpark Resources Inc.	281,718	1,969
*	Par Pacific Holdings Inc.	93,374	1,830
*	Renewable Energy Group Inc.	116,833	1,827
*	Unit Corp.	170,341	1,639
*,^ Diamond Offshore Drilling Inc.		201,095	1,583
	Green Plains Inc.	120,551	1,573
*	Matrix Service Co.	84,358	1,527
*	Noble Corp. plc	774,415	1,502
*	KLX Energy Services Holdings Inc.	70,157	1,382
*	Exterran Corp.	97,860	1,350
*	Penn Virginia Corp.	42,260	1,289
*	Laredo Petroleum Inc.	478,691	1,264
*	REX American Resources Corp.	17,714	1,195
*	Bonanza Creek Energy Inc.	58,451	1,141
*	Superior Energy Services Inc.	484,964	786
*	Ring Energy Inc.	187,351	663
*	HighPoint Resources Corp.	347,655	650
*	TETRA Technologies Inc.	389,166	599
*	Geospace Technologies Corp.	42,740	535
*	Era Group Inc.	64,321	473
*	Gulf Island Fabrication Inc.	43,088	345
*	Pioneer Energy Services Corp.	236,794	75
			81,141
Financials (18.2%)
	Selective Insurance Group Inc.	184,553	13,223
	FirstCash Inc.	136,172	12,898
	RLI Corp.	122,628	10,531
	Glacier Bancorp Inc.	264,317	10,417
	Community Bank System Inc.	160,527	9,922
	American Equity Investment Life Holding Co.	282,891	8,009
	Apollo Commercial Real Estate Finance Inc.	424,853	7,809
	Columbia Banking System Inc.	228,979	7,636
	Old National Bancorp	470,820	7,505
	Independent Bank Corp.	107,386	7,447
	First Financial Bancorp	307,395	6,861
	First BanCorp	679,402	6,767
	Simmons First National Corp. Class A	288,457	6,580
	CVB Financial Corp.	319,768	6,571
	United Community Banks Inc.	247,622	6,564
	First Midwest Bancorp Inc.	333,572	6,501
	ProAssurance Corp.	167,551	6,287
	Invesco Mortgage Capital Inc.	398,933	6,140
*	NMI Holdings Inc. Class A	207,684	5,662
	Great Western Bancorp Inc.	177,788	5,524
	Northwest Bancshares Inc.	324,554	5,443
	Eagle Bancorp Inc.	98,866	5,248
	Horace Mann Educators Corp.	127,894	5,181
	LegacyTexas Financial Group Inc.	141,077	5,149

Westamerica Bancorporation	84,205	5,043
PennyMac Mortgage Investment Trust	237,120	4,932
Banner Corp.	97,510	4,920
NBT Bancorp Inc.	136,539	4,909
Hope Bancorp Inc.	376,723	4,848
Redwood Trust Inc.	301,694	4,806
* Blucora Inc.	150,385	4,657
* Axos Financial Inc.	168,055	4,590
Provident Financial Services Inc.	191,234	4,559
ServisFirst Bancshares Inc.	144,204	4,519
Ameris Bancorp	125,003	4,411
Walker & Dunlop Inc.	87,250	4,386
Employers Holdings Inc.	102,978	4,278
James River Group Holdings Ltd.	94,325	4,207
Berkshire Hills Bancorp Inc.	143,145	4,178
Safety Insurance Group Inc.	45,295	4,128
S&T Bancorp Inc.	108,549	4,092
* eHealth Inc.	57,356	4,047
Pacific Premier Bancorp Inc.	140,934	3,988
* PRA Group Inc.	141,742	3,914
First Commonwealth Financial Corp.	309,223	3,887
Waddell & Reed Financial Inc. Class A	239,141	3,862
New York Mortgage Trust Inc.	637,944	3,853
City Holding Co.	52,099	3,806
* Seacoast Banking Corp. of Florida	160,936	3,732
AMERISAFE Inc.	60,462	3,602
Veritex Holdings Inc.	141,567	3,600
Brookline Bancorp Inc.	248,706	3,569
Piper Jaffray Cos.	45,669	3,234
Southside Bancshares Inc.	98,759	3,217
ARMOUR Residential REIT Inc.	183,901	3,200
United Fire Group Inc.	66,879	3,139
Granite Point Mortgage Trust Inc.	168,510	3,133
Tompkins Financial Corp.	38,761	3,063
Stewart Information Services Corp.	73,965	3,042
Heritage Financial Corp.	104,015	2,923
Universal Insurance Holdings Inc.	100,271	2,912
National Bank Holdings Corp. Class A	81,384	2,856
Flagstar Bancorp Inc.	89,999	2,833
* Encore Capital Group Inc.	80,426	2,762
* World Acceptance Corp.	20,427	2,702
Boston Private Financial Holdings Inc.	261,377	2,679
OFG Bancorp	135,941	2,553
Central Pacific Financial Corp.	89,971	2,500
* HomeStreet Inc.	84,161	2,394
* Third Point Reinsurance Ltd.	230,323	2,340
Meta Financial Group Inc.	86,107	2,253
TrustCo Bank Corp. NY	302,113	2,230
* Enova International Inc.	104,193	2,225
WisdomTree Investments Inc.	369,879	2,223
^ Virtus Investment Partners Inc.	21,855	2,220
Northfield Bancorp Inc.	147,581	2,215
* Ambac Financial Group Inc.	142,356	2,164
* Triumph Bancorp Inc.	76,627	2,151
Capstead Mortgage Corp.	266,865	2,111
Hanmi Financial Corp.	96,674	1,993
Fidelity Southern Corp.	69,317	1,953
Oritani Financial Corp.	119,674	1,915
Preferred Bank	43,597	1,908
* Customers Bancorp Inc.	89,946	1,774
Banc of California Inc.	133,302	1,764
* INTL. FCStone Inc.	50,141	1,743
Dime Community Bancshares Inc.	95,865	1,705
* EZCORP Inc. Class A	163,568	1,436
Opus Bank	67,386	1,352
* Donnelley Financial Solutions Inc.	107,233	1,322
Franklin Financial Network Inc.	38,372	1,007
United Insurance Holdings Corp.	66,582	898
HCI Group Inc.	21,512	875
Greenhill & Co. Inc.	55,647	833
		392,950

Health Care (11.4%)
*	LHC Group Inc.	91,287	10,341
*	Omnicell Inc.	127,528	10,132
*	Neogen Corp.	162,782	9,173
*	Repligen Corp.	129,725	9,012
*	Merit Medical Systems Inc.	171,594	8,859
	Ensign Group Inc.	154,827	8,246
*	HMS Holdings Corp.	266,466	8,109
*,^ Medicines Co.		205,247	7,317
*	AMN Healthcare Services Inc.	146,379	7,091
*	NeoGenomics Inc.	317,208	6,887
*	Integer Holdings Corp.	93,398	6,547
	CONMED Corp.	80,900	6,511
*,^ Arrowhead Pharmaceuticals Inc.		242,614	5,752
*	Myriad Genetics Inc.	228,761	5,666
*	Emergent BioSolutions Inc.	140,668	5,615
*	BioTelemetry Inc.	105,362	5,043
*	Magellan Health Inc.	74,890	4,945
*	Supernus Pharmaceuticals Inc.	163,802	4,919
*	Select Medical Holdings Corp.	338,431	4,755
*	Enanta Pharmaceuticals Inc.	49,336	4,463
	US Physical Therapy Inc.	39,672	4,432
*	Medpace Holdings Inc.	81,683	4,409
*	Cardiovascular Systems Inc.	109,160	4,252
*	Cambrex Corp.	105,354	4,193
*	REGENXBIO Inc.	95,901	4,126
*	Momenta Pharmaceuticals Inc.	308,771	3,591
*	Corcept Therapeutics Inc.	327,213	3,200
*	Varex Imaging Corp.	119,325	3,184
*	Endo International plc	626,193	3,100
*	CryoLife Inc.	106,131	3,051
*	Orthofix Medical Inc.	59,704	2,945
*	Lantheus Holdings Inc.	120,972	2,902
*	Innoviva Inc.	212,070	2,899
*	NextGen Healthcare Inc.	150,251	2,892
	Luminex Corp.	130,522	2,754
*	Tivity Health Inc.	147,505	2,699
*	Natus Medical Inc.	105,829	2,635
*	Tactile Systems Technology Inc.	53,244	2,557
*	Tabula Rasa HealthCare Inc.	54,946	2,482
*	Spectrum Pharmaceuticals Inc.	330,161	2,430
*	Vanda Pharmaceuticals Inc.	164,133	2,410
*	Providence Service Corp.	34,426	2,227
*	AngioDynamics Inc.	115,899	2,178
*	Addus HomeCare Corp.	31,384	2,146
*	CorVel Corp.	28,453	2,105
*	Amphastar Pharmaceuticals Inc.	108,573	2,090
*	HealthStream Inc.	80,192	2,005
	Phibro Animal Health Corp. Class A	63,214	1,870
*	Cytokinetics Inc.	177,960	1,845
*	ANI Pharmaceuticals Inc.	26,073	1,816
*	Surmodics Inc.	42,341	1,717
*	Anika Therapeutics Inc.	44,519	1,692
*	Eagle Pharmaceuticals Inc.	32,291	1,641
*	OraSure Technologies Inc.	193,827	1,609
	Meridian Bioscience Inc.	133,423	1,508
*	Heska Corp.	21,409	1,501
	LeMaitre Vascular Inc.	49,668	1,282
*	Akorn Inc.	295,831	1,219
*	Acorda Therapeutics Inc.	124,624	1,158
*	Progenics Pharmaceuticals Inc.	265,589	1,113
*	AMAG Pharmaceuticals Inc.	109,353	1,042
*,^ Community Health Systems Inc.		367,009	976
	Computer Programs & Systems Inc.	37,231	961
*	Diplomat Pharmacy Inc.	178,848	826
*	Cross Country Healthcare Inc.	112,918	803
*	Cutera Inc.	42,848	722
	Invacare Corp.	102,297	607
*	Assertio Therapeutics Inc.	199,474	584
*	Lannett Co. Inc.	105,903	557

Owens & Minor Inc.	191,944	516
		246,842
Industrials (19.1%)
* Axon Enterprise Inc.	183,944	12,284
* Mercury Systems Inc.	169,921	11,684
Tetra Tech Inc.	172,648	11,657
John Bean Technologies Corp.	98,594	10,111
* FTI Consulting Inc.	118,434	9,939
SkyWest Inc.	161,390	9,477
Exponent Inc.	161,152	9,033
* Aerojet Rocketdyne Holdings Inc.	225,499	8,700
* Proto Labs Inc.	84,369	8,466
Moog Inc. Class A	101,442	8,361
Simpson Manufacturing Co. Inc.	126,128	7,674
UniFirst Corp.	48,253	7,662
Barnes Group Inc.	147,677	7,638
Korn Ferry	177,123	7,630
* Chart Industries Inc.	98,794	7,571
ABM Industries Inc.	206,936	7,501
Hillenbrand Inc.	195,440	7,276
Brady Corp. Class A	153,538	7,109
Watts Water Technologies Inc. Class A	86,299	7,024
Applied Industrial Technologies Inc.	121,430	6,597
Albany International Corp. Class A	90,614	6,349
* Harsco Corp.	248,323	6,208
* WageWorks Inc.	123,782	6,185
Universal Forest Products Inc.	190,101	6,131
AAON Inc.	126,556	5,744
ESCO Technologies Inc.	80,970	5,659
Allegiant Travel Co. Class A	40,166	5,628
Comfort Systems USA Inc.	115,068	5,429
Franklin Electric Co. Inc.	119,895	5,255
Arcosa Inc.	151,823	5,145
Cubic Corp.	89,811	5,067
Forward Air Corp.	89,945	5,022
Kaman Corp.	87,156	4,847
* Saia Inc.	81,020	4,780
Mueller Industries Inc.	176,639	4,760
* SPX FLOW Inc.	133,262	4,757
Matson Inc.	134,156	4,591
Federal Signal Corp.	188,558	4,505
* Aerovironment Inc.	66,766	4,323
Mobile Mini Inc.	139,986	4,293
Actuant Corp. Class A	191,565	4,241
* Hub Group Inc. Class A	106,967	4,167
US Ecology Inc.	69,150	4,116
* SPX Corp.	136,372	4,056
Viad Corp.	63,275	3,976
Hawaiian Holdings Inc.	151,779	3,791
Raven Industries Inc.	112,617	3,688
EnPro Industries Inc.	65,096	3,612
* Gibraltar Industries Inc.	100,572	3,590
AZZ Inc.	81,698	3,438
Matthews International Corp. Class A	99,751	3,395
* American Woodmark Corp.	46,819	3,394
Encore Wire Corp.	65,451	3,267
Tennant Co.	56,661	3,264
AAR Corp.	102,171	3,074
Apogee Enterprises Inc.	84,772	3,073
Triumph Group Inc.	156,413	3,033
* Patrick Industries Inc.	71,005	2,896
* Atlas Air Worldwide Holdings Inc.	80,656	2,854
Alamo Group Inc.	30,014	2,849
Navigant Consulting Inc.	126,328	2,779
Greenbrier Cos. Inc.	100,837	2,744
* PGT Innovations Inc.	181,808	2,720
Interface Inc. Class A	185,119	2,679
Lindsay Corp.	33,606	2,668
* TrueBlue Inc.	125,400	2,664
Heartland Express Inc.	148,533	2,656
* CIRCOR International Inc.	62,019	2,621

Standex International Corp.	39,399	2,563
Wabash National Corp.	172,349	2,328
Kelly Services Inc. Class A	97,823	2,299
Multi-Color Corp.	43,571	2,167
Pitney Bowes Inc.	589,465	2,152
Marten Transport Ltd.	120,834	2,129
Astec Industries Inc.	71,159	2,094
ArcBest Corp.	79,757	2,000
Heidrick & Struggles International Inc.	59,099	1,794
* GMS Inc.	103,300	1,740
* Echo Global Logistics Inc.	87,130	1,714
* MYR Group Inc.	51,753	1,671
* DXP Enterprises Inc.	50,162	1,616
Quanex Building Products Corp.	104,097	1,615
Griffon Corp.	107,890	1,551
National Presto Industries Inc.	15,804	1,547
* Vicor Corp.	51,004	1,546
Forrester Research Inc.	32,050	1,459
Resources Connection Inc.	93,392	1,434
* Aegion Corp. Class A	99,209	1,429
* Team Inc.	94,586	1,373
Briggs & Stratton Corp.	132,092	1,242
Insteel Industries Inc.	57,327	1,048
* Lydall Inc.	54,438	984
Powell Industries Inc.	27,367	942
* Veritiv Corp.	39,761	702
Titan International Inc.	159,037	671
LSC Communications Inc.	104,609	507
RR Donnelley & Sons Co.	217,565	483
		414,177
Information Technology (14.3%)
* Qualys Inc.	105,857	9,380
Cabot Microelectronics Corp.	90,551	8,826
* Viavi Solutions Inc.	712,640	8,587
* Rogers Corp.	57,652	7,955
Brooks Automation Inc.	221,842	7,873
* Finisar Corp.	368,619	7,734
* SolarEdge Technologies Inc.	138,864	7,440
* 8x8 Inc.	298,843	7,211
* Alarm.com Holdings Inc.	109,922	6,410
* ExlService Holdings Inc.	107,236	6,355
* Advanced Energy Industries Inc.	119,262	5,983
* Itron Inc.	104,913	5,943
Power Integrations Inc.	90,232	5,879
* II-VI Inc.	186,115	5,850
Progress Software Corp.	141,039	5,777
* Insight Enterprises Inc.	110,962	5,712
* Sanmina Corp.	213,741	5,683
* SPS Commerce Inc.	55,469	5,654
* OSI Systems Inc.	52,492	5,438
EVERTEC Inc.	187,544	5,375
* Bottomline Technologies DE Inc.	117,429	5,129
* LivePerson Inc.	183,588	5,109
ManTech International Corp. Class A	82,934	5,090
* Fabrinet	115,063	4,906
* Electronics For Imaging Inc.	133,613	4,897
* Anixter International Inc.	90,252	4,816
Badger Meter Inc.	90,902	4,800
* Plexus Corp.	96,526	4,781
CSG Systems International Inc.	103,403	4,638
* Cray Inc.	128,141	4,486
* Knowles Corp.	282,137	4,438
* MaxLinear Inc.	197,712	4,186
Kulicke & Soffa Industries Inc.	206,787	4,010
* Diodes Inc.	128,122	3,963
* Rambus Inc.	341,575	3,880
* Virtusa Corp.	86,271	3,658
* Cardtronics plc Class A	117,496	3,548
* MicroStrategy Inc. Class A	25,834	3,434
* FormFactor Inc.	233,437	3,352
NIC Inc.	209,062	3,337

^	Ebix Inc.	68,593	3,219
	Xperi Corp.	152,457	3,203
*	Perficient Inc.	103,572	3,152
*	Sykes Enterprises Inc.	124,625	3,086
	MTS Systems Corp.	56,124	3,045
*	ePlus Inc.	42,697	3,017
*,^ 3D Systems Corp.		358,568	2,901
	KEMET Corp.	180,378	2,868
	Methode Electronics Inc.	115,825	2,853
	TiVo Corp.	390,932	2,815
	CTS Corp.	102,351	2,708
	Benchmark Electronics Inc.	120,923	2,671
*	NETGEAR Inc.	98,686	2,487
*	TTM Technologies Inc.	291,125	2,483
*	FARO Technologies Inc.	54,031	2,383
*	ScanSource Inc.	80,584	2,354
	ADTRAN Inc.	149,578	2,345
*	Rudolph Technologies Inc.	96,490	2,226
*	Nanometrics Inc.	76,454	2,175
	Monotype Imaging Holdings Inc.	128,095	2,087
*	Extreme Networks Inc.	365,858	2,060
*	Diebold Nixdorf Inc.	239,912	2,039
*	Control4 Corp.	83,258	1,970
	Cohu Inc.	127,792	1,859
*	Veeco Instruments Inc.	150,774	1,732
	TTEC Holdings Inc.	43,625	1,731
*	Photronics Inc.	210,056	1,704
	Comtech Telecommunications Corp.	75,178	1,590
*	CEVA Inc.	68,686	1,568
*	Ultra Clean Holdings Inc.	122,119	1,557
*	Unisys Corp.	160,216	1,554
*	Axcelis Technologies Inc.	101,594	1,507
*	Ichor Holdings Ltd.	69,822	1,473
*	Harmonic Inc.	278,166	1,452
*	OneSpan Inc.	98,397	1,373
*	Agilysys Inc.	54,847	1,196
*	CalAmp Corp.	107,176	1,089
*	PDF Solutions Inc.	85,892	1,044
*	Digi International Inc.	87,145	949
	Park Electrochemical Corp.	59,430	888
*	DSP Group Inc.	59,762	835
*	Arlo Technologies Inc.	229,873	788
	Daktronics Inc.	122,441	760
*	SMART Global Holdings Inc.	38,806	661
	Bel Fuse Inc. Class B	31,455	543
*,^ Applied Optoelectronics Inc.		59,017	511
*	Kopin Corp.	210,842	242
			310,276
Materials (4.0%)
	Balchem Corp.	100,923	9,153
	Quaker Chemical Corp.	41,702	7,542
	HB Fuller Co.	159,342	6,283
	Innospec Inc.	76,390	6,166
	Stepan Co.	63,390	5,379
	Kaiser Aluminum Corp.	50,272	4,480
	Materion Corp.	63,396	3,832
*	Ferro Corp.	260,882	3,532
	Schweitzer-Mauduit International Inc.	96,648	3,024
	Neenah Inc.	52,754	3,015
*	Livent Corp.	457,581	2,892
	Boise Cascade Co.	120,710	2,680
*	Kraton Corp.	99,850	2,443
*	US Concrete Inc.	49,374	2,299
*	AdvanSix Inc.	90,408	2,204
	PH Glatfelter Co.	137,480	2,005
	Mercer International Inc.	134,553	1,928
	Myers Industries Inc.	111,086	1,880
*	Koppers Holdings Inc.	64,424	1,718
*,^ AK Steel Holding Corp.		985,899	1,696
	Innophos Holdings Inc.	61,631	1,639
*	SunCoke Energy Inc.	202,215	1,484

	Tredegar Corp.	80,323	1,252
	Haynes International Inc.	39,382	1,147
	American Vanguard Corp.	83,855	1,114
	Hawkins Inc.	29,876	1,062
	Rayonier Advanced Materials Inc.	154,696	1,010
*	TimkenSteel Corp.	122,902	874
*	Century Aluminum Co.	155,365	869
	FutureFuel Corp.	81,436	845
*	Clearwater Paper Corp.	51,161	824
	Olympic Steel Inc.	27,532	341
*	LSB Industries Inc.	64,813	217
			86,829
Other (0.0%)2
*,§ A Schulman Inc. CVR		71,146	31

Real Estate (7.1%)
	Agree Realty Corp.	117,556	7,870
	Xenia Hotels & Resorts Inc.	351,694	7,354
	CareTrust REIT Inc.	295,923	7,194
	Acadia Realty Trust	254,812	6,969
	Washington REIT	249,669	6,644
	DiamondRock Hospitality Co.	628,977	6,233
	Four Corners Property Trust Inc.	213,732	6,147
	Lexington Realty Trust	652,928	5,987
	Retail Opportunity Investments Corp.	355,968	5,959
	LTC Properties Inc.	123,945	5,547
	Chesapeake Lodging Trust	189,788	5,460
	American Assets Trust Inc.	118,374	5,373
	HFF Inc. Class A	122,629	5,295
	National Storage Affiliates Trust	177,743	5,295
	Global Net Lease Inc.	262,674	4,836
	Kite Realty Group Trust	262,249	3,986
	Easterly Government Properties Inc.	213,116	3,924
	Summit Hotel Properties Inc.	327,819	3,747
	Office Properties Income Trust	150,623	3,601
	Getty Realty Corp.	106,391	3,294
	Universal Health Realty Income Trust	39,635	3,249
	Independence Realty Trust Inc.	279,949	3,074
	RPT Realty	250,124	3,044
	Chatham Lodging Trust	145,175	2,764
	Armada Hoffler Properties Inc.	157,371	2,597
^	Innovative Industrial Properties Inc.	30,694	2,579
	NorthStar Realty Europe Corp.	156,243	2,573
	Franklin Street Properties Corp.	334,789	2,424
^	Washington Prime Group Inc.	580,037	2,378
	iStar Inc.	202,974	2,235
	Community Healthcare Trust Inc.	55,623	2,177
*	Marcus & Millichap Inc.	67,291	2,055
	Urstadt Biddle Properties Inc. Class A	93,393	2,043
	Saul Centers Inc.	36,250	1,946
	Hersha Hospitality Trust Class A	112,576	1,919
	RE/MAX Holdings Inc. Class A	55,180	1,634
	Whitestone REIT	124,148	1,573
^	Pennsylvania REIT	187,328	1,201
	Cedar Realty Trust Inc.	268,930	761
^	CBL & Associates Properties Inc.	542,886	442
	Realogy Holdings Corp.	37,867	269
			153,652
Utilities (2.2%)
	South Jersey Industries Inc.	288,638	9,107

Avista Corp.			205,508	8,582
American States Water Co.			115,433	8,420
El Paso Electric Co.			127,357	7,412
California Water Service Group			150,327	7,399
Northwest Natural Holding Co.			90,330	6,216
				47,136
Total Common Stocks (Cost $2,237,552)				2,153,274
	Coupon
Temporary Cash Investments (1.9%)1
Money Market Fund (1.9%)
3,4 Vanguard Market Liquidity Fund	2.527%		419,552	41,964

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 United States Treasury Bill	2.386%	7/5/19	300	299
Total Temporary Cash Investments (Cost $42,257)				42,263
Total Investments (101.4%) (Cost $2,279,809)				2,195,537
Other Assets and Liabilities-Net (-1.4%)4,5				(30,774)
Net Assets (100%)				2,164,763

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,496,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $28,495,000 of collateral received for securities on loan.
5 Securities with a value of $299,000 and cash of $133,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	142	10,412	(272)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

S&P Small-Cap 600 Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,153,243	—	31
Temporary Cash Investments	41,964	299	—
Futures Contracts—Liabilities[1]	(120)	—	—
Total	2,195,087	299	31
1 Represents variation margin on the last day of the reporting period.